Segment information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World. Our Americas segment is comprised of Argentina, Brazil, Canada, Chile, Colombia, Ecuador, Mexico, Peru, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment is comprised of all other countries, the most significant by revenue of which are Japan, Australia, Turkey, Israel and India.
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares Referral Revenue to Advertising Spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliations below. The following tables present our segment information for the years ended December 31, 2022, 2021 and 2020. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2022
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€237,692	€216,406	€67,692	€—	€521,790
Subscription revenue	—	—	—	3,398	3,398
Other revenue	—	—	—	9,816	9,816
Total revenue	€237,692	€216,406	€67,692	€13,214	€535,004
Advertising spend	149,823	131,638	35,862	—	317,323
ROAS contribution	€87,869	€84,768	€31,830	€13,214	€217,681
Costs and expenses:
Cost of revenue, including related party, excluding amortization					12,691
Other selling and marketing, including related party (1)					24,701
Technology and content, including related party					54,921
General and administrative, including related party					60,852
Amortization of intangible assets					136
Impairment of intangible assets and goodwill					184,642
Operating loss					€(120,262)
Other income/(expense)
Interest expense					(51)
Other, net					66
Total other income/(expense), net					€15
Loss before income taxes					€(120,247)
Expense/(benefit) for income taxes					6,570
Loss before equity method investment					€(126,817)
Loss from equity method investment					(401)
Net loss					€(127,218)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€163,700	€140,143	€45,599	€—	€349,442
Subscription revenue	—	—	—	3,914	3,914
Other revenue	—	—	—	8,109	8,109
Total revenue	€163,700	€140,143	€45,599	€12,023	€361,465
Advertising spend	106,984	94,096	22,470	—	223,550
ROAS contribution	€56,716	€46,047	€23,129	€12,023	€137,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization					11,500
Other selling and marketing, including related party (1)					25,646
Technology and content, including related party					52,374
General and administrative, including related party					38,208
Amortization of intangible assets					136
Operating income					€10,051
Other income/(expense)
Interest expense					(389)
Other, net					13,628
Total other income/(expense), net					€13,239
Income before income taxes					€23,290
Expense/(benefit) for income taxes					12,586
Net income					€10,704
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Year Ended December 31, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€102,899	€89,341	€46,125	€—	€238,365
Subscription revenue	—	—	—	7,657	7,657
Other revenue	—	—	—	2,899	2,899
Total revenue	€102,899	€89,341	€46,125	€10,556	€248,921
Advertising spend	60,784	56,979	32,211	—	149,974
ROAS contribution	€42,115	€32,362	€13,914	€10,556	€98,947
Costs and expenses:
Cost of revenue, including related party, excluding amortization					10,133
Other selling and marketing, including related party (1)					28,281
Technology and content, including related party					64,258
General and administrative, including related party					40,935
Amortization of intangible assets					373
Impairment of intangible assets and goodwill					207,618
Operating loss					€(252,651)
Other income/(expense)
Interest expense					(270)
Other, net					(212)
Total other income/(expense), net					€(482)
Loss before income taxes					€(253,133)
Expense/(benefit) for income taxes					(8,494)
Loss before equity method investment					€(244,639)
Loss from equity method investment					(739)
Net loss					€(245,378)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.
Geographic information
The following table presents revenue by geographic area for the years ended December 31, 2022, 2021 and 2020. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated either based upon the location of the customer using the service, or using the same methodology as the allocation of segment revenue, depending on the nature of the non-referral revenue stream.

	Year ended December 31,
(in thousands)	2022	2021	2020
Total revenues
United States	€139,885	€102,687	€57,406
Germany	52,789	42,301	27,491
United Kingdom	68,554	41,389	26,637
All other countries	273,776	175,088	137,387
	€535,004	€361,465	€248,921
The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2022 and 2021:

(€ thousands)	Years ended December 31,
	2022	2021
Property and equipment, net:
Germany	€13,012	€15,817
All other countries	63	88
	€13,075	€15,905